LONG-TERM DEBT AND CREDIT FACILITIES - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in liabilities arising from financing activities
Balance at the beginning	$ 1,710.0	$ 2,032.3
Debt issued	1,297.6	200.0
Debt repayments	(340.0)	(500.0)
Interest paid	(52.4)	(46.9)
Payment of lease liabilities	(23.2)	(33.8)
Changes from financing cash flows	2,592.0	1,651.6
Other changes
Interest expense and accretion	68.2	71.5
Capitalized interest	66.5	48.3
Capitalized interest paid	(43.7)	(51.1)
Additions of lease liabilities	14.8	10.2
Other	(15.4)	(20.5)
Other changes	90.4	58.4
Balance at the end	2,682.4	1,710.0
Long-term debt
Changes in liabilities arising from financing activities
Balance at the beginning	1,629.9	1,923.9
Debt issued	1,297.6	200.0
Debt repayments	(340.0)	(500.0)
Changes from financing cash flows	2,587.5	1,623.9
Other changes
Other	5.4	6.0
Other changes	5.4	6.0
Balance at the end	2,592.9	1,629.9
Lease liabilities
Changes in liabilities arising from financing activities
Balance at the beginning	54.8	74.7
Payment of lease liabilities	(23.2)	(33.8)
Changes from financing cash flows	31.6	40.9
Other changes
Interest expense and accretion	2.6	3.8
Additions of lease liabilities	14.8	10.2
Other	(1.4)	(0.1)
Other changes	16.0	13.9
Balance at the end	47.6	54.8
Accrued interest payable
Changes in liabilities arising from financing activities
Balance at the beginning	25.3	33.7
Interest paid	(52.4)	(46.9)
Changes from financing cash flows	(27.1)	(13.2)
Other changes
Interest expense and accretion	65.6	67.7
Capitalized interest	66.5	48.3
Capitalized interest paid	(43.7)	(51.1)
Other	(19.4)	(26.4)
Other changes	69.0	38.5
Balance at the end	$ 41.9	$ 25.3